Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022		Mar. 31, 2022
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	¥ 119,793		¥ 51,366
Derivative liabilities, Fair value	59,775		105,705
Interest rate swap agreements | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	495,902		511,224
Interest rate swap agreements | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	25,840		9,570
Interest rate swap agreements | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	1,384		8,170
Interest rate swap agreements | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	425		432
Interest rate swap agreements | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		0
Interest rate swap agreements | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	5		12
Options held/written and other | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	791		847
Options held/written and other | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	18		11
Options held/written and other | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	0		0
Options held/written and other | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	571,465		794,774
Options held/written and other | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	39,592		25,653
Options held/written and other | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	36,858		21,562
Futures, foreign exchange contracts | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	996,909		944,282
Futures, foreign exchange contracts | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	31,829		445
Futures, foreign exchange contracts | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	11,029		51,953
Futures, foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	691,570	[1]	725,685	[2]
Futures, foreign exchange contracts | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	21,953	[1]	15,561	[2]
Futures, foreign exchange contracts | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	6,425	[1]	19,490	[2]
Foreign currency swap agreements | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	100,321		78,445
Foreign currency swap agreements | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	561		126
Foreign currency swap agreements | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	4,070		4,518
Foreign currency long-term debt | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	740,123		690,381
Foreign currency long-term debt | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		0
Foreign currency long-term debt | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	0		¥ 0
Credit derivatives written | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	1,000
Credit derivatives written | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0
Credit derivatives written | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	¥ 4

[1]	The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥16,309 million and foreign exchange contracts of ¥5,305 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at December 31, 2022, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥416 million and ¥308 million and derivative liabilities include fair value of futures and foreign exchange contracts before offsetting of ¥2 million and ¥15 million at December 31, 2022, respectively.
[2]	The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥15,088 million and foreign exchange contracts of ¥7,415 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2022, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥79 million and ¥57 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥1,325 million and ¥378 million at March 31, 2022, respectively.